                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-03541

                              Asset Management Fund
               (Exact name of registrant as specified in charter)

                     230 West Monroe St., Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

       Citi Fund Services Ohio, Inc., 3435 Stelzer Rd., Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 527-3713

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

ASSET MANAGEMENT FUND
MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                       PERCENTAGE
                                                         OF NET                       PRINCIPAL
                                                        ASSETS +    MATURITY DATE       AMOUNT         VALUE
                                                       ----------   -------------   ------------   --------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES                    27.8%
Federal Home Loan Bank (a)
   2.35%                                                               8/27/08      $ 25,000,000   $   24,958,292
                                                                                                   --------------
TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES                                                            24,958,292
                                                                                                   --------------
REPURCHASE AGREEMENT                                     72.3%
Citigroup Repo, 2.16 %,
   (Agreement dated 7/31/08 to be repurchased at
   $64,874,892 on 8/1/08. Collateralized by various
   Adjustable Rate U.S. Government Mortgage-Backed
   Securities, 4.58%-6.10%, with a value of
   $66,168,420, due 12/01/13-11/01/36)                                                64,871,000       64,871,000
                                                                                                   --------------
TOTAL REPURCHASE AGREEMENTS                                                                            64,871,000
                                                                                                   --------------
TOTAL INVESTMENTS
(Cost $89,829,292) (b)                                   100.1%                                        89,829,292
                                                                                                   ==============

+    Percentages indicated are based on net assets of $89,759,731.

(a)  Rate represents the effective yield at purchase.

(b)  Represents cost for financial reporting purposes.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                       PERCENTAGE
                                                         OF NET                       PRINCIPAL
                                                        ASSETS +    MATURITY DATE      AMOUNT          VALUE
                                                       ----------   -------------   ------------   --------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*              63.2%
1 Yr. Constant Maturity Treasury Based ARMS                7.1%
Bear Stearns Adjustable Rate Mortgage Trust
   6.34%                                                                  3/25/31   $  2,215,694   $    2,196,418
CS First Boston Mortgage Securities Corp.
   7.47%                                                                 11/25/31        896,560          884,619
   6.13%                                                                  6/25/32        610,213          602,086
Fannie Mae
   6.08%                                                                   7/1/28      3,775,033        3,819,237
   5.57%                                                                   8/1/29      3,102,105        3,114,360
   5.96%                                                                   3/1/30        453,771          455,566
   5.99%                                                                   1/1/32      5,959,694        5,983,446
   5.59%                                                                   5/1/33      2,067,990        2,096,157
   5.92%                                                                   9/1/33      5,016,280        5,037,070
   5.87%                                                                  5/25/42      8,970,203        8,929,254
Fannie Mae Grantor Trust
   5.96%                                                                  5/25/42      4,531,945        4,511,257
Fannie Mae Whole Loan
   6.33%                                                                  8/25/42      4,744,384        4,722,726
Fifth Third Mortgage Loan Trust
   4.92%                                                                 11/19/32      4,499,374        4,414,291
Freddie Mac
   6.44%                                                                  10/1/22      1,837,420        1,849,366
   5.88%                                                                   8/1/24      1,706,955        1,756,831
   6.15%                                                                   9/1/27      2,024,142        2,024,867
   6.02%                                                                  12/1/27      1,999,979        2,003,960
   6.05%                                                                  12/1/27      1,986,876        1,988,947
   6.04%                                                                   9/1/28     13,814,257       13,815,452
   5.97%                                                                   9/1/30      1,472,149        1,471,092
   6.11%                                                                   7/1/31      8,850,446        8,866,372
WAMU Mortgage Pass-Through Certificates
   4.69%                                                                  4/25/44      5,660,693        5,636,919
                                                                                                   --------------
                                                                                                       86,180,293
                                                                                                   --------------
6 Mo. Certificate of Deposit Based ARMS                    0.5%
Fannie Mae
   5.45%                                                                   6/1/21      1,883,951        1,874,073
   5.87%                                                                  12/1/24      2,928,932        2,953,800
Freddie Mac
   6.22%                                                                   1/1/26      1,036,828        1,049,254
                                                                                                   --------------
                                                                                                        5,877,127
                                                                                                   --------------
6 Mo. London Interbank Offering Rate (LIBOR)
   Based ARMS                                              5.8%
Bear Stearns Adjustable Rate Mortgage Trust
   7.34%                                                                  3/25/31        439,331          443,725

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                       PERCENTAGE
                                                         OF NET                       PRINCIPAL
                                                        ASSETS +    MATURITY DATE      AMOUNT          VALUE
                                                       ----------   -------------   ------------   --------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES *
   (continued)
6 Mo. London Interbank Offering Rate (LIBOR)
   Based ARMS (continued)
Fannie Mae
   4.97%                                                                   9/1/27   $  4,527,375   $    4,568,101
   4.02%                                                                   3/1/28      4,126,714        4,114,766
   5.73%                                                                   6/1/28        626,169          634,763
   5.73%                                                                   9/1/33      1,907,186        1,914,276
   4.41%                                                                  11/1/33      3,104,101        3,111,999
   5.75%                                                                  11/1/33      2,116,036        2,130,989
Freddie Mac
   6.49%                                                                   9/1/30      4,794,212        4,859,828
Mastr Adjustable Rate Mortgages Trust
   4.27%                                                                  1/25/34      1,203,493        1,206,502
MLCC Mortgage Investors, Inc.
   5.10%                                                                 10/25/28      8,703,551        8,796,027
Structured Asset Mortgage Investments, Inc.
   4.63%                                                                  7/19/32      3,284,016        3,320,961
   6.21%                                                                 11/19/33      3,595,210        3,642,398
   5.97%                                                                 12/19/33      7,062,080        7,143,735
Structured Asset Securities Corp.
   6.10%                                                                  5/25/32      1,434,342        1,436,135
   6.94%                                                                 11/25/32      2,792,289        2,816,721
   6.62%                                                                 12/25/32      2,995,914        3,050,215
   6.68%                                                                  2/25/33      2,198,398        2,233,435
   6.86%                                                                  3/25/33      2,544,499        2,590,618
   6.92%                                                                  5/25/33      7,716,294        7,882,677
   6.25%                                                                  9/25/33      5,289,726        5,380,643
                                                                                                   --------------
                                                                                                       71,278,514
                                                                                                   --------------
Cost of Funds Index Based ARMS                             3.2%
Fannie Mae
   4.36%                                                                   8/1/33     12,808,184       12,803,900
   4.18%                                                                  11/1/36     15,380,754       15,375,409
   4.17%                                                                   6/1/38     10,720,293       10,715,378
                                                                                                   --------------
                                                                                                       38,894,687
                                                                                                   --------------
HYBRID ARMS                                               23.8%
Banc of America Funding Corp.
   4.11%                                                                  5/25/35     11,682,075        9,987,635
   4.62%                                                                  2/20/36      4,335,722        3,065,621
Banc of America Mortgage Securities
   4.37%                                                                  7/25/33      3,618,196        3,238,925
   5.29%                                                                  4/25/35     13,931,802       11,680,413
   5.26%                                                                  7/25/35     17,975,524       15,682,827
Bear Stearns Adjustable Rate Mortgage Trust
   5.07%                                                                  8/25/35     10,507,310        8,185,898
Chase Mortgage Finance Corp.
   5.41%                                                                  1/25/36      7,744,261        5,972,310
Countrywide Home Loans

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                       PERCENTAGE
                                                         OF NET                       PRINCIPAL
                                                        ASSETS +    MATURITY DATE      AMOUNT          VALUE
                                                       ----------   -------------   ------------   --------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES *
   (continued)
HYBRID ARMS (continued)
   4.17%                                                                 11/19/33   $  3,091,263   $    2,594,923
   5.99%                                                                  5/20/36      3,293,872          813,674
First Horizon Alternative Mortgage Securities
   5.17%                                                                  6/25/35      7,517,130        5,057,788
First Horizon Mortgage Pass-Through Trust
   5.29%                                                                 12/25/34      2,679,387        2,236,669
   5.31%                                                                  6/25/35     12,997,207       10,804,158
GMAC Mortgage Corporation Loan Trust
   5.21%                                                                 11/19/35     16,049,275       14,861,003
GSR Mortgage Loan Trust
   4.57%                                                                  9/25/35     17,227,256       14,267,523
   5.26%                                                                 10/25/35     12,068,903        8,912,022
JP Morgan Mortgage Trust
   4.81%                                                                  7/25/35      7,473,685        5,394,468
   5.21%                                                                  9/25/35        866,811          860,039
Mastr Adjustable Rate Mortgages Trust
   5.69%                                                                 10/25/32      1,015,412        1,008,101
Merrill Lynch Mortgage Investors Trust
   4.91%                                                                  2/25/34      5,036,589        4,568,177
Morgan Stanley Mortgage Loan Trust
   4.71%                                                                  2/25/34      6,073,640        5,024,447
   4.98%                                                                  9/25/34      3,214,434        2,252,607
   5.47%                                                                  6/25/36      8,899,939        6,205,335
Provident Funding Mortgage Loan Trust
   4.09%                                                                  4/25/34      2,732,931        2,566,356
Residential Accredit Loans, Inc.
   5.49%                                                                  4/25/35      6,286,178        4,027,348
Structured Adjustable Rate Mortgage Loan Trust
   4.69%                                                                  5/25/34      8,501,111        5,512,111
   6.09%                                                                  5/25/36      7,165,254        1,821,070
WAMU Mortgage Pass-Through Certificates
   3.95%                                                                  6/25/33      2,073,729        1,879,932
   5.34%                                                                  1/25/37     79,176,349       69,937,626
Wells Fargo Mortgage Backed Securities Trust
   3.54%                                                                  9/25/34      7,027,265        6,202,710
   4.55%                                                                 11/25/34     11,591,770       10,122,748
   4.00%                                                                 12/25/34     14,464,195       13,081,269
   5.03%                                                                  4/25/35     17,570,197       14,571,720
   5.12%                                                                  3/25/36     15,127,377       11,128,402
   5.63%                                                                  5/25/36      8,189,752        5,719,299

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                       PERCENTAGE
                                                         OF NET                       PRINCIPAL
                                                        ASSETS +    MATURITY DATE      AMOUNT          VALUE
                                                       ----------   -------------   ------------   --------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES *
(continued)
HYBRID ARMS (continued)
                                                                                                   --------------
                                                                                                      289,245,154
                                                                                                   --------------
MONTHLY London Interbank Offering Rate
   (LIBOR) Collateralized Mortgage
   Obligations                                            22.8%
Adjustable Rate Mortgage Trust
   2.66%                                                                  3/25/37   $ 14,447,673   $    5,347,065
Banc of America Funding Corp.
   2.75%                                                                  2/20/47      8,335,597        5,418,138
Fannie Mae
   2.86%                                                                  9/18/31      3,580,102        3,548,469
Greenpoint Mortgage Funding Trust
   2.77%                                                                 10/25/45     10,152,214        7,907,623
GSR Mortgage Loan Trust
   2.81%                                                                  3/25/32      1,650,438        1,596,451
Indymac INDX Mortgage Loan Trust
   2.76%                                                                  2/25/37      9,134,000        4,116,009
   2.79%                                                                  2/25/37      3,762,000        1,507,151
   2.81%                                                                  2/25/37      2,547,000          892,246
JP Morgan Alternative Loan Trust
   2.61%                                                                 11/25/36      5,294,010        3,278,977
   2.70%                                                                 11/25/36     12,259,988        3,800,596
Lehman XS Trust
   2.62%                                                                  3/25/37     68,621,268       48,613,880
Merrill Lynch Mortgage Investors Trust
   2.66%                                                                  7/25/36      6,351,831        4,482,011
Morgan Stanley Mortgage Loan Trust
   2.70%                                                                  8/25/36     19,236,724       11,860,643
   2.70%                                                                  9/25/36      7,417,819        4,500,532
   2.70%                                                                 10/25/36      8,820,961        5,745,745
   2.71%                                                                 11/25/36     13,329,930       10,003,699
Nomura Asset Acceptance Corp.
   2.81%                                                                 12/25/35      4,512,891        2,348,902
Residential Accredit Loans, Inc.
   2.68%                                                                  7/25/36     15,691,766       11,126,443
Structured Adjustable Rate Mortgage Loan Trust
   2.67%                                                                  2/25/37      9,476,836        5,905,253
Thornburg Mortgage Securities Trust
   2.59%                                                                  7/25/36     50,101,037       47,987,400
   2.64%                                                                  9/25/46     38,278,425       36,352,542
Wells Fargo Mortgage Backed Securities Trust
   3.30%                                                                  6/25/37     28,660,415       26,797,488
   3.30%                                                                  6/25/37     26,109,343       24,412,236

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONCLUDED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                       PERCENTAGE
                                                         OF NET                       PRINCIPAL
                                                        ASSETS +    MATURITY DATE      AMOUNT           VALUE
                                                       ----------   -------------   ------------   --------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES *
   (continued)
MONTHLY London Interbank Offering Rate (LIBOR)
   Collateralized Mortgage Obligations (continued)
                                                                                                   --------------
                                                                                                      277,549,499
                                                                                                   --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES                                                     769,025,274
                                                                                                   --------------
FIXED RATE MORTGAGE-RELATED SECURITIES                    20.8%
Collateralized Mortgage Obligations                       20.8%
Countrywide Home Loans
   6.00%                                                                  2/25/37   $ 18,480,708   $   16,761,300
Fannie Mae
   4.35%                                                                  3/25/34     22,512,965       21,829,854
   4.50%                                                                  3/25/35     14,851,390       14,624,599
   4.35%                                                                  9/25/36     39,049,282       37,591,381
   4.25%                                                                  2/25/37     46,370,261       41,523,762
   4.25%                                                                  4/25/37     32,480,819       29,067,865
   4.25%                                                                  5/25/37     43,049,133       37,538,513
Freddie Mac
   4.25%                                                                 12/15/36     42,519,685       37,690,516
Residential Accredit Loans, Inc.
   6.00%                                                                 12/25/35     10,495,643        8,652,607
Residential Asset Securitization Trust
   5.50%                                                                  9/25/35      7,533,065        7,526,726
                                                                                                   --------------
                                                                                                      252,807,123
                                                                                                   --------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES                                                          252,807,123
                                                                                                   --------------
REPURCHASE AGREEMENT                                      16.7%
Citigroup Repo, 2.16 %,
   (Agreement dated 7/31/08 to be repurchased
   at $203,668,219 on 8/1/08. Collateralized by
   various Adjustable Rate and Fixed Rate U.S.
   Government Mortgage-Backed Securities,
   3.71%-6.48%, with a value of $207,729,120,
   due 05/15/27-11/01/37)                                                            203,656,000      203,656,000
                                                                                                   --------------
TOTAL REPURCHASE AGREEMENTS                                                                           203,656,000
                                                                                                   --------------
TOTAL INVESTMENTS
(Cost $1,398,984,791) (a)                                100.7%                                     1,225,488,397
                                                                                                   ==============

+    Percentages indicated are based on net assets of $1,216,912,856.

*    The rates presented are the rates in effect at July 31, 2008.

(a)  Represents cost for financial reporting purposes.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                       PERCENTAGE
                                                         OF NET                       PRINCIPAL
                                                        ASSETS +    MATURITY DATE      AMOUNT          VALUE
                                                       ----------   -------------   ------------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*                 83.2%
1 Yr. Constant Maturity Treasury Based ARMS                  23.3%
Fannie Mae
   6.04%                                                                  10/1/28   $    365,294   $    366,401
   6.17%                                                                  12/1/30        922,930        933,676
   5.99%                                                                   1/1/32      3,226,605      3,239,465
   5.98%                                                                   7/1/33      1,380,545      1,383,129
Freddie Mac
   6.08%                                                                  11/1/28        256,172        258,351
   6.61%                                                                   1/1/29      1,151,719      1,170,455
   5.89%                                                                   7/1/30      1,114,243      1,114,855
   5.89%                                                                   9/1/30        175,621        175,998
   6.45%                                                                   8/1/31      2,221,983      2,233,241
Fund America Investors Corp. II
   6.13%                                                                  6/25/23        840,364        836,528
WAMU Mortgage Pass-Through Certificates
   4.69%                                                                  4/25/44        487,673        485,625
                                                                                                   ------------
                                                                                                     12,197,724
                                                                                                   ------------
6 Mo. London Interbank Offering Rate
   (LIBOR) Based ARMS                                         2.3%
Structured Adjustable Rate Mortgage Loan Trust
   5.58%                                                                  8/25/34        726,951        712,184
Structured Asset Securities Corp.
   6.94%                                                                 11/25/32        242,429        244,551
   6.94%                                                                 11/25/32        242,429        244,551
                                                                                                   ------------
                                                                                                      1,201,286
                                                                                                   ------------
Cost of Funds Index Based ARMS                                0.8%
Regal Trust IV
   4.78%                                                                  9/29/31        287,147        286,558
Ryland Mortgage Securities Corp.
   5.34%                                                                 10/25/23        131,641        131,641
                                                                                                   ------------
                                                                                                        418,199
                                                                                                   ------------
HYBRID ARMS                                                  43.4%
Adjustable Rate Mortgage Trust
   4.89%                                                                 10/25/35        917,297        702,954
   5.02%                                                                  3/25/36        624,796        506,110
Banc of America Funding Corp.
   4.79%                                                                  5/20/35      2,539,459      1,620,013
   4.62%                                                                  2/20/36        871,304        477,034
Banc of America Mortgage Securities
   6.31%                                                                  1/20/38      2,032,889      1,179,436
Bear Stearns Adjustable Rate Mortgage Trust
   4.83%                                                                 10/25/35      2,217,134      1,442,171

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                       PERCENTAGE
                                                         OF NET                       PRINCIPAL
                                                        ASSETS +    MATURITY DATE      AMOUNT          VALUE
                                                       ----------   -------------   ------------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*
   (continued)
HYBRID ARMS (continued)
GSR Mortgage Loan Trust
   5.22%                                                                  1/25/36   $  2,298,386   $  1,647,672
Indymac INDA Mortgage Loan Trust
   5.09%                                                                 11/25/35      3,064,614      2,678,086
   5.98%                                                                  9/25/36      2,243,367      1,872,773
Morgan Stanley Mortgage Loan Trust
   5.47%                                                                  6/25/36      1,713,988        914,334
Mortgageit Trust
   4.75%                                                                  5/25/35        616,934        513,200
   4.75%                                                                  5/25/35        392,541        280,054
Sequoia Mortgage Trust
   4.08%                                                                  4/20/35        522,901        469,360
Structured Adjustable Rate Mortgage Loan Trust
   5.64%                                                                  4/25/35      1,839,189      1,262,111
   5.77%                                                                 10/25/35      2,589,447      1,284,408
WAMU Mortgage Pass-Through Certificates
   6.51%                                                                  2/25/33        155,726        149,263
   5.34%                                                                  1/25/37      2,548,856      2,251,442
Wells Fargo Mortgage Backed Securities Trust
   4.37%                                                                  5/25/35        896,728        811,313
   4.11%                                                                  6/25/35      3,396,803      2,651,503
                                                                                                   ------------
                                                                                                     22,713,237
                                                                                                   ------------
MONTHLY London Interbank Offering Rate
   (LIBOR) Collateralized Mortgage Obligations              13.4%
Adjustable Rate Mortgage Trust
   2.73%                                                                 11/25/35      1,411,601      1,081,198
Bear Stearns Alt-A Trust
   2.68%                                                                  8/25/36      2,652,421      1,797,015
Morgan Stanley Mortgage Loan Trust
   2.55%                                                                  6/25/36      1,098,809      1,034,018
Sequoia Mortgage Trust
   2.77%                                                                  9/20/33      1,015,464        935,617
Structured Asset Mortgage Investments, Inc.
   3.99%                                                                  2/19/35        778,446        703,034
Structured Asset Securities Corp.
   3.71%                                                                  3/25/33        335,835        314,636
   3.81%                                                                  5/25/33        584,782        541,471
   3.66%                                                                 11/25/33        686,996        631,392

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONCLUDED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                       PERCENTAGE
                                                         OF NET                       PRINCIPAL
                                                        ASSETS +    MATURITY DATE      AMOUNT          VALUE
                                                       ----------   -------------   ------------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*
   (continued)
MONTHLY London Interbank Offering Rate (LIBOR)
   Collateralized Mortgage Obligations (continued)
                                                                                                   ------------
                                                                                                      7,038,381
                                                                                                   ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES                                                    43,568,827
                                                                                                   ------------
FIXED RATE MORTGAGE-RELATED SECURITIES                        5.9%
Collateralized Mortgage Obligations                           5.9%
Fannie Mae
   4.25%                                                                  4/25/37   $  3,442,840   $  3,081,081
                                                                                                   ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES                                                          3,081,081
                                                                                                   ------------
REPURCHASE AGREEMENTS                                        10.5%
Citigroup Repo, 2.16 %,
   (Agreement dated 7/31/08 to be repurchased at
   $5,501,330 on 8/1/08. Collateralized by an
   Adjustable Rate U.S. Government Mortgage-Backed
   Security, 4.97%, with a value of $5,611,020,
   due 11/01/2035)                                                                     5,501,000      5,501,000
                                                                                                   ------------
TOTAL REPURCHASE AGREEMENTS                                                                           5,501,000
                                                                                                   ------------
TOTAL INVESTMENTS
(Cost $62,359,277)(a)                                        99.6%                                   52,150,908
                                                                                                   ============

+    Percentages indicated are based on net assets of $52,369,850.

*    The rates presented are the rates in effect at July 31, 2008.

(a)  Represents cost for financial reporting purposes.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                       PERCENTAGE
                                                         OF NET                      PRINCIPAL
                                                        ASSETS +    MATURITY DATE      AMOUNT          VALUE
                                                       ----------   -------------   ------------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES *                32.6%
1 Yr. Constant Maturity Treasury Based ARMS                  20.1%
Fannie Mae
   6.01%                                                                   5/1/26   $  1,384,438   $  1,390,144
   5.76%                                                                   5/1/31      1,346,182      1,357,955
   5.99%                                                                   1/1/32      5,307,062      5,328,213
Freddie Mac
   6.66%                                                                   5/1/18        291,600        293,083
   5.99%                                                                   3/1/27        757,028        759,139
   6.45%                                                                   8/1/31      3,787,305      3,806,493
                                                                                                   ------------
                                                                                                     12,935,027
                                                                                                   ------------
HYBRID ARMS                                                  12.5%
Adjustable Rate Mortgage Trust
   4.92%                                                                 10/25/35        984,826        784,812
Banc of America Funding Corp.
   4.79%                                                                  5/20/35      2,506,155      1,598,768
Bear Stearns Adjustable Rate Mortgage Trust
   4.83%                                                                 10/25/35      1,661,836      1,316,620
Indymac INDX Mortgage Loan Trust
   5.28%                                                                  7/25/35      2,662,312      1,552,830
   5.04%                                                                  9/25/35        891,296        711,975
WAMU Mortgage Pass-Through Certificates
   5.34%                                                                  1/25/37      2,392,442      2,113,279
                                                                                                   ------------
                                                                                                      8,078,284
                                                                                                   ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES                                                    21,013,311
                                                                                                   ------------
FIXED RATE MORTGAGE-RELATED SECURITIES                       27.6%
15 Yr. Securities                                             0.2%
Freddie Mac
   8.00%                                                                 12/17/15         95,132         96,003
                                                                                                   ------------
Collateralized Mortgage Obligations                          27.4%
Fannie Mae
   4.35%                                                                  3/25/34      2,419,636      2,346,217
   4.35%                                                                  9/25/36      6,923,019      6,664,549
   4.25%                                                                  4/25/37      2,548,268      2,280,506
Freddie Mac
   4.50%                                                                  4/15/19      4,479,954      4,267,158
   4.25%                                                                 12/15/36      2,369,923      2,100,760
                                                                                                   ------------
                                                                                                     17,659,190
                                                                                                   ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES                                                         17,755,193
                                                                                                   ------------
U.S. TREASURY OBLIGATIONS                                    15.3%
U.S. Treasury Notes

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONCLUDED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                       PERCENTAGE
                                                         OF NET                      PRINCIPAL
                                                        ASSETS +    MATURITY DATE      AMOUNT          VALUE
                                                       ----------   -------------   ------------   ------------
U.S. TREASURY OBLIGATIONS (continued)
   4.88%                                                                  5/15/09   $  1,920,000   $  1,959,975
   4.50%                                                                  5/15/10      1,280,000      1,326,900
   2.88%                                                                  1/31/13      3,200,000      3,162,125
   4.75%                                                                  5/15/14      1,920,000      2,063,475
   4.25%                                                                 11/15/14      1,280,000      1,341,350
                                                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                                       9,853,825
                                                                                                   ------------
REPURCHASE AGREEMENTS                                        24.0%
Citigroup Repo, 2.16 %,
   (Agreement dated 7/31/08 to be repurchased at
   $15,449,927 on 8/1/08. Collateralized by a Fixed
   Rate U.S. Government Mortgage-Backed Security,
   4.75%, with a value of $15,757,981, due
   09/20/2032)                                                                        15,449,000     15,449,000
                                                                                                   ------------
TOTAL REPURCHASE AGREEMENTS                                                                          15,449,000
                                                                                                   ------------
TOTAL INVESTMENTS
(Cost $68,057,424) (a)                                       99.5%                                   64,071,329
                                                                                                   ============

+    Percentages indicated are based on net assets of $64,403,390.

*    The rates presented are the rates in effect at July 31, 2008.

(a)  Represents cost for financial reporting purposes.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                       PERCENTAGE
                                                         OF NET                       PRINCIPAL
                                                        ASSETS +    MATURITY DATE      AMOUNT          VALUE
                                                       ----------   -------------   ------------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*                 52.5%
1 Yr. Constant Maturity Treasury Based ARMS                   4.8%
Countrywide Home Loans
   5.93%                                                                  1/20/35   $  2,396,332   $  2,385,393
Lehman XS Trust
   4.53%                                                                 11/25/35      3,958,947      3,160,352
                                                                                                   ------------
                                                                                                      5,545,745
                                                                                                   ------------
HYBRID ARMS                                                  42.5%
Adjustable Rate Mortgage Trust
   5.25%                                                                 10/25/35      7,427,525      5,217,934
Banc of America Mortgage Securities
   6.68%                                                                  3/25/33        482,560        444,197
   5.85%                                                                  4/25/33         53,013         52,138
Bear Stearns Adjustable Rate Mortgage Trust
   4.83%                                                                 10/25/35     10,250,510      8,121,155
Countrywide Alternative Loan Trust
   5.17%                                                                 12/25/34      5,528,492      3,627,355
Countrywide Home Loans
   4.92%                                                                 12/25/33      2,596,869      2,134,718
   5.38%                                                                 11/25/35      6,032,974      3,832,171
CS First Boston Mortgage Securities Corp.
   5.22%                                                                  6/25/33        384,350        358,776
First Horizon Alternative Mortgage Securities
   5.33%                                                                  7/25/35      9,323,717      5,604,056
GSR Mortgage Loan Trust
   5.22%                                                                  1/25/36      4,222,098      3,026,747
JP Morgan Mortgage Trust
   4.96%                                                                  8/25/35      3,344,594      2,558,964
Structured Adjustable Rate Mortgage Loan Trust
   4.49%                                                                  4/25/34      5,943,743      4,529,206
   5.53%                                                                  6/25/36      8,005,064      6,745,833
Wells Fargo Mortgage Backed Securities Trust
   6.13%                                                                 12/25/36      3,623,156      2,143,887
                                                                                                   ------------
                                                                                                     48,397,137
                                                                                                   ------------
MONTHLY London Interbank Offering Rate (LIBOR)
   Collateralized Mortgage Obligations                        5.2%
Banc of America Funding Corp.
   2.77%                                                                  2/20/47      3,621,506      1,630,809
   2.80%                                                                  2/20/47      3,019,427      1,178,520
Impac CMB Trust
   3.48%                                                                  6/25/33      1,517,663      1,060,215

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                       PERCENTAGE
                                                         OF NET                       PRINCIPAL
                                                        ASSETS +    MATURITY DATE      AMOUNT          VALUE
                                                       ----------   -------------   ------------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*
(continued)
MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations (continued)
Merrill Lynch Alternative Note Asset
   2.76%                                                                  1/25/37   $  2,755,129   $    247,962
Structured Adjustable Rate Mortgage Loan Trust
   2.75%                                                                  2/25/37      2,087,022        626,107
   2.78%                                                                  2/25/37      2,424,409        484,882
   2.82%                                                                  2/25/37      2,995,396        673,964
                                                                                                   ------------
                                                                                                      5,902,459
                                                                                                   ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES                                                    59,845,341
                                                                                                   ------------
FIXED RATE MORTGAGE-RELATED SECURITIES                       51.7%
15 Yr. Securities                                             5.0%
Fannie Mae
   7.00%                                                                   3/1/15        503,038        522,988
   7.00%                                                                   3/1/15        273,672        284,292
   7.00%                                                                   3/1/15        257,846        267,616
   7.50%                                                                  11/1/15        370,520        389,453
   6.50%                                                                   1/1/16        369,295        383,326
   6.00%                                                                   6/1/16        979,207      1,011,386
   6.00%                                                                   7/1/17      1,045,241      1,080,464
   6.00%                                                                   7/1/17        549,783        568,323
Freddie Mac
   7.50%                                                                   1/1/10         89,850         91,170
   6.00%                                                                   6/1/17      1,090,924      1,129,422
                                                                                                   ------------
                                                                                                      5,728,440
                                                                                                   ------------
30 Yr. Securities                                            14.6%
Fannie Mae
   5.50%                                                                   2/1/38      7,186,205      7,039,393
   5.00%                                                                   3/1/38      8,300,535      7,887,454
   5.00%                                                                   3/1/38      1,760,189      1,672,592
                                                                                                   ------------
                                                                                                     16,599,439
                                                                                                   ------------
Collateralized Mortgage Obligations                          32.1%
Countrywide Alternative Loan Trust
   5.50%                                                                 12/25/35      5,775,206      5,027,440
Credit Suisse Mortgage Capital Certificates
   6.00%                                                                  2/25/37      4,937,075      4,256,848
   6.00%                                                                  2/25/37        950,714        819,725
Fannie Mae
   4.00%                                                                 10/25/32      4,303,763      4,036,970
   5.00%                                                                  9/25/35      2,155,528      2,156,718
   4.25%                                                                  4/25/37      3,344,104      2,992,719
First Horizon Alternative Mortgage Securities
   6.00%                                                                  7/25/36      3,399,377      3,131,191
   6.00%                                                                  7/25/36      2,687,035      1,936,034

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONCLUDED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                       PERCENTAGE
                                                         OF NET                       PRINCIPAL
                                                        ASSETS +    MATURITY DATE      AMOUNT          VALUE
                                                       ----------   -------------   ------------   ------------
FIXED RATE MORTGAGE-RELATED SECURITIES (continued)
Collateralized Mortgage Obligations (continued)
Freddie Mac
   5.00%                                                                  2/15/30   $  7,502,529   $  7,442,806
Residential Funding Mortgage Securities I
   6.00%                                                                  1/25/37      5,736,101      4,714,314
                                                                                                   ------------
                                                                                                     36,514,765
                                                                                                   ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES                                                         58,842,644
                                                                                                   ------------
TREASURY NOTES                                                2.3%
U.S. Treasury Notes
   3.88%                                                                  2/15/13      1,260,200      1,296,874
   4.25%                                                                 11/15/17      1,260,200      1,288,702
                                                                                                   ------------
TOTAL TREASURY NOTES                                                                                  2,585,576
                                                                                                   ------------
REPURCHASE AGREEMENTS                                         6.6%
Citigroup Repo, 2.16 %,
   (Agreement dated 7/31/08 to be repurchased at
   $7,570,454 on 8/1/08. Collateralized by an
   Adjustable Rate and a Fixed Rate U.S. Government
   Mortgage-Backed Security, 4.97%-6.00%, with a
   value of $7,721,400, due 05/15/30-11/01/35)                                         7,570,000      7,570,000
                                                                                                   ------------
TOTAL REPURCHASE AGREEMENTS                                                                           7,570,000
                                                                                                   ------------
TOTAL INVESTMENTS
(Cost $164,274,894) (a)                                     113.1%                                  128,843,561
                                                                                                   ============

+    Percentages indicated are based on net assets of $113,878,333.

*    The rates presented are the rates in effect at July 31, 2008.

(a)  Represents cost for financial reporting purposes.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                       PERCENTAGE
                                                         OF NET                      PRINCIPAL
                                                        ASSETS +    MATURITY DATE      AMOUNT          VALUE
                                                       ----------   -------------   ------------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*                 27.9%
HYBRID ARMS                                                  16.1%
GSR Mortgage Loan Trust
   5.22%                                                                  1/25/36    $ 4,108,723    $ 2,945,471
   5.68%                                                                  4/25/36      3,324,056      2,172,546
Indymac INDA Mortgage Loan Trust
   5.19%                                                                 11/25/35      3,078,150      1,962,614
   5.73%                                                                  3/25/37      3,493,230      2,605,047
Wells Fargo Mortgage Backed Securities Trust
   5.12%                                                                  9/25/35        839,000        470,297
                                                                                                    -----------
                                                                                                     10,155,975
                                                                                                    -----------
MONTHLY London Interbank Offering Rate
   (LIBOR) Collateralized Mortgage Obligations               11.8%
Fannie Mae
   2.88%                                                                  2/25/37      7,829,153      7,455,919
                                                                                                    -----------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*                                                   17,611,894
                                                                                                    -----------
FIXED RATE MORTGAGE-RELATED SECURITIES                       71.4%
15 Yr. Securities                                             0.7%
Fannie Mae
   7.00%                                                                   3/1/15        425,655        441,784
                                                                                                    -----------
30 Yr. Securities                                            21.1%
Fannie Mae
   5.50%                                                                   7/1/37      8,418,315      8,251,593
   5.00%                                                                   3/1/38      4,069,729      3,867,196
Government National Mortgage Association
   7.50%                                                                  2/15/24        255,997        274,165
   7.00%                                                                  4/15/27        245,801        260,597
   6.00%                                                                  1/15/29        663,510        676,314
                                                                                                    -----------
                                                                                                     13,329,865
                                                                                                    -----------
Collateralized Mortgage Obligations                          49.6%
Fannie Mae
   5.00%                                                                  9/25/32     11,519,433     11,394,841
   4.00%                                                                  1/25/33        614,628        579,480
   5.50%                                                                 12/25/36      7,089,964      6,641,484
   4.25%                                                                  4/25/37      3,292,915      2,946,909
Freddie Mac
   4.50%                                                                  4/15/19      6,616,087      6,301,826
   4.00%                                                                  3/15/33        823,323        761,624
   4.25%                                                                 12/15/36      3,062,456      2,714,638

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (CONCLUDED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

FIXED RATE MORTGAGE-RELATED SECURITIES (continued)
Collateralized Mortgage Obligations (continued)
                                                                                                    -----------
                                                                                                     31,340,802
                                                                                                    -----------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES                                                         45,112,451
                                                                                                    -----------
TOTAL INVESTMENTS
   (Cost $68,866,246) (a)                                    99.3%                                   62,724,345
                                                                                                    ===========

+    Percentages indicated are based on net assets of $63,189,510.

*    The rates presented are the rates in effect at July 31, 2008.

(a)  Represents cost for financial reporting purposes.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                       PERCENTAGE
                                                         OF NET
                                                        ASSETS +       SHARES         VALUE
                                                       ----------   ------------   ------------
COMMON STOCKS                                                95.2%
Advertising                                                   3.0%
   Omnicom Group, Inc.                                                    32,000   $  1,366,080
                                                                                   ------------
Automotive                                                    2.5%
   Harley-Davidson, Inc.                                                  30,000      1,135,200
                                                                                   ------------
Banks                                                         4.2%
   Wells Fargo & Co.                                                      64,000      1,937,280
                                                                                   ------------
Beverages Non-Alcoholic                                       8.9%
   Coca-Cola Co.                                                          39,000      2,008,500
   PepsiCo, Inc.                                                          32,000      2,129,920
                                                                                   ------------
                                                                                      4,138,420
                                                                                   ------------
Building Products                                             2.8%
   Home Depot, Inc.                                                       55,000      1,310,650
                                                                                   ------------
Business Services                                             4.0%
   Automatic Data Processing, Inc.                                        43,000      1,836,530
                                                                                   ------------
Computer Hardware                                             5.9%
   Cisco Systems, Inc. (a)                                                68,000      1,495,320
   Dell, Inc. (a)                                                         51,000      1,253,070
                                                                                   ------------
                                                                                      2,748,390
                                                                                   ------------
Computer Software & Services                                  8.6%
   International Business Machines Corp.                                  17,000      2,175,660
   Microsoft Corp.                                                        70,000      1,800,400
                                                                                   ------------
                                                                                      3,976,060
                                                                                   ------------
Consumer Non-Durable                                          5.0%
   Procter & Gamble Co.                                                   35,000      2,291,800
                                                                                   ------------
Distributor-Consumer Products                                 3.1%
   Sysco Corp.                                                            50,000      1,418,000
                                                                                   ------------
Diversified Manufacturing                                    11.2%
   3M Co.                                                                 23,000      1,618,970
   General Electric Co.                                                   76,000      2,150,040
   Illinois Tool Works, Inc.                                              30,000      1,405,500
                                                                                   ------------
                                                                                      5,174,510
                                                                                   ------------
Financial Services                                            2.6%
   American Express Co.                                                   33,000      1,224,960
                                                                                   ------------
Health Care                                                  10.6%
   Abbott Laboratories                                                    23,000      1,295,820
   Johnson & Johnson                                                      35,000      2,396,450
   UnitedHealth Group, Inc.                                               44,000      1,235,520
                                                                                   ------------
                                                                                      4,927,790
                                                                                   ------------
Insurance                                                     6.4%
   American International Group, Inc.                                     35,000        911,750

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND(CONCLUDED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                       PERCENTAGE
                                                         OF NET
                                                        ASSETS +       SHARES          VALUE
                                                       ----------   ------------   ------------
COMMON STOCKS (continued)
Insurance (continued)
   Berkshire Hathaway, Inc.(a)                                                18   $  2,060,100
                                                                                   ------------
                                                                                      2,971,850
                                                                                   ------------
Medical Instruments                                           3.5%
   Medtronic, Inc.                                                        31,000      1,637,730
                                                                                   ------------
Oil & Gas                                                     2.6%
   Exxon Mobil Corp.                                                      15,000      1,206,450
                                                                                   ------------
Retail                                                        8.0%
   Staples, Inc.                                                          60,000      1,350,000
   Wal-Mart Stores, Inc.                                                  40,000      2,344,800
                                                                                   ------------
                                                                                      3,694,800
                                                                                   ------------
Transportation & Shipping                                     2.3%
   United Parcel Service, Inc.                                            17,000      1,072,360
                                                                                   ------------
TOTAL COMMON STOCKS                                                                  44,068,860
                                                                                   ------------
CASH EQUIVALENTS                                              4.5%
Money Market Mutual Funds                                     4.5%
   Vanguard Admiral Treasury Money Market Fund                           499,735        499,735
   Vanguard Federal Money Market Fund                                  1,579,105      1,579,105
                                                                                   ------------
                                                                                      2,078,840
                                                                                   ------------
TOTAL CASH EQUIVALENTS                                                                2,078,840
                                                                                   ------------
TOTAL INVESTMENTS
(Cost $39,489,668) (b)                                       99.7%                   46,147,700
                                                                                   ============

+    Percentages indicated are based on net assets of $46,266,166.

(a)  Non-income producing security.

(b)  Represents cost for financial reporting purposes.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION
JULY 31, 2008 (UNAUDITED)

Asset Management Fund (the "Trust") was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. As of July 31, 2008, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offer a single class of shares. The Money Market Fund is authorized to sell two classes of shares, Class I Shares and Class D Shares. Class I and Class D Shares of the Money Market Fund have the same rights and obligations except that (i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote. The Trust maintains an insurance policy which insures its officers and trustees against certain liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

     Money Market Fund:

     Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

     Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, U.S. Government Mortgage Fund:

     The Fund's investments are valued at prices obtained from an independent pricing service approved by the Board of Trustees or, for certain securities, a fair value pricing methodology developed by an Advisor and approved by the Board of Trustees. Within the fair value methodology developed by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issue or comparable companies; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or deprecation recorded for a particular security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

     Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by the fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized if the investments were sold at the time of pricing. There can be no assurance that the Fund could purchase or sell a portfolio investment at the fair value price used to calculate the Fund's NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2008 (UNAUDITED)

of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

     While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing, particularly in a forced or distressed sale.

     Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

Large Cap Equity Fund:

     Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price thereof where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of the close of regular trading on the New York Stock Exchange (normally 4:00 PM Eastern time). Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which such quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Trustees.

Liquidity and Valuation of Certain Securities

     Recent instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, has affected and is expected to continue to affect the liquidity and valuation of such securities.

     Short U.S. Government Fund and U.S. Government Mortgage Fund may invest up to twenty percent of their assets in non-agency structured securities backed by residential mortgages and the other Funds may invest without limit in such securities. The current market instability has made it more difficult to obtain market quotations on many of the Funds' portfolio securities. The value and related income of these securities are sensitive to changes in economic conditions, particularly changes in the housing market (e.g. housing prices, mortgage delinquencies, and / or defaults). Deteriorating fundamentals in the U.S. housing market and heightened concerns about credit quality within the residential mortgage-backed securities market have adversely impacted the valuation of securities held by the Fund and resulted in increased volatility of the values of securities held by the Fund. Certain holdings of the Fund have also experienced material downgrades in their credit ratings by one or more of the nationally recognized statistical rating organizations (Moody's, Standard & Poors, Fitch, etc.) as a result of these deteriorating housing fundamentals. Further deterioration in the housing industry could adversely impact the Fund's NAV, future performance and liquidity.

     Under current market conditions many of the Funds' portfolio securities may be deemed to be illiquid. Illiquid securities are generally those that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses could adversely impact the Funds' net asset values per share.

Recent Accounting Pronouncements

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. At this time, the Funds do not believe the adoption of SFAS 157 will significantly impact the financial statements; however, additional disclosures may be required regarding the inputs used to develop the measurements and the effect these measurements had on the changes in assets for the period.

     In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and related disclosures.

REPURCHASE AGREEMENTS

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2008 (UNAUDITED)

    Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller's agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

FEDERAL INCOME TAX INFORMATION

As of July 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                        Net Unrealized
                                                     Tax Unrealized   Tax Unrealized     Appreciation
                                       Tax Cost       Appreciation     (Depreciation)   (Depreciation)
                                    --------------   --------------   ---------------   ---------------
AMF Money Market Fund               $   89,829,292    $        --      $          --     $          --
AMF Ultra Short Mortgage Fund        1,398,984,791      1,140,238       (174,636,632)     (173,496,394)
AMF Ultra Short Fund                    62,359,277         26,642        (10,235,011)      (10,208,369)
AMF Short U.S. Government Fund          68,057,424        204,297         (4,190,392)       (3,986,095)
AMF Intermediate Mortgage Fund         164,274,894        304,051        (35,735,384)      (35,431,333)
AMF U.S. Government Mortgage Fund       68,866,246        205,438         (6,347,339)       (6,141,901)
AMF Large Cap Equity Fund               39,489,668     10,792,342         (4,134,310)        6,658,032

ITEM 2. CONTROLS AND PROCEDURES.

(A) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(B) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund


By (Signature and Title)                /s/ Arthur Jensen
                                        ----------------------------------------
                                        Arthur Jensen, Treasurer

Date September 26, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Arthur Jensen
                                        ----------------------------------------
                                        Arthur Jensen, Treasurer

Date September 26, 2008


By (Signature and Title)                /s/ Rodger. D. Shay Jr.
                                        ----------------------------------------
                                        Rodger D. Shay, Jr., President

Date September 26, 2008